Cover	Feb. 02, 2026 $ / shares
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information [Line Items]
Registrant Name	TYSON FOODS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14704
Entity Tax Identification Number	71-0225165
Entity Address, Address Line One	2200 West Don Tyson Parkway,
Entity Address, City or Town	Springdale,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
Entity Emerging Growth Company	false
Central Index Key	0000100493
Amendment Flag	false
Entity Addresses [Line Items]
City Area Code	(479)
Local Phone Number	290-4000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Entity Listing, Par Value Per Share	$ 0.10
Trading Symbol	TSN
Security Exchange Name	NYSE